SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Convertible Notes	$ 4,739,965
Forward Purchase Agreement liabilities	9,901			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes
Forward Purchase Agreement liabilities
Derivative liability
Loan and Transfer note payable
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes
Forward Purchase Agreement liabilities
Derivative liability
Loan and Transfer note payable
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes	995,891
Forward Purchase Agreement liabilities	9,901	$ 49,285	$ 49,303
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes	995,891			3,617,508
Forward Purchase Agreement liabilities	9,901			49,285
Derivative liability	$ 3,554,265
Loan and Transfer note payable				$ 499,214